Investment in Forum Energy Limited ("FEL") (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information
Investment in Forum Energy Limited ("FEL")
	Number of shares held	Amount

Balance December 31, 2019	5,550,200	$1,665,000
Purchased pursuant to private placement	567,038	170,111
Balance December 31, 2020, and 2021	6,117,238	$1,835,111